Cover Page	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Entity Central Index Key	0001840706
Amendment Flag	false
Document Type	6-K
Document Period End Date	Jun. 30, 2025
Entity Registrant Name	SOPHiA GENETICS SA
Current Fiscal Year End Date	--12-31